Trade and other receivables	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Trade and other receivables	Trade and other receivables
Trade and other receivables are composed of receivables which are detailed below:

	As of June 30,	As of December 31,
(in millions of $)	2026	2025
Trade receivables	1,832	1,490
Tax receivables	75	123
Interest receivables	24	34
Other receivables	–	–
Total trade and other receivables	1,931	1,647
The carrying amounts of trade and other receivables approximate their respective fair values. On June 30, 2026 and
December 31, 2025, the Company did not have a material provision for expected credit losses.